UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
                    Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            November 9, 2012

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 234,366 (x$1000)

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

ISSUER	      ISSUER DSC       CUSIP       VALUE  SH/  SHS or  PT/ INV  OTH	    VTNG AUTH
        			          ($1000) PR   PR AM   CL  DIS  MGR       SL   SH     NO
APPLE INC	COM		037833100     200 SH	   300	  SOLE  NONE	   200	0     100
BRKSHR HTHWY 	CL B NEW	084670702     246 SH	 2,950	  SOLE	NONE	 2,950	0       0
CHVRN CORP	COM		166764100     222 SH	 2,100	  SOLE	NONE	     0	0   2,100
EXXN MBL CORP	COM		30231G102     324 SH	 3,792	  SOLE	NONE	     0	0   3,792
GRNHVN CMDTY    UNIT BEN INT	395258106     419 SH	13,740	  SOLE  NONE	     0	0  13,740
ISHRS TRST	BARCLYS TIPS BD	464287176  21,755 SH   181,746	  SOLE	NONE   174,427	0   7,319
ISHRS TRST	FTSE KLD400 SOC	464288570   2,869 SH	58,180	  SOLE	NONE    58,180	0       0
ISHRS TRST	MSCI EAFE IDX	464287465     601 SH	12,028	  SOLE	NONE    12,028	0       0
ISHRS TRST	MSCI EMERG MKT	464287234     430 SH	10,994	  SOLE	NONE    10,880	0     114
ISHRS TRST	RUSL 3000	464287689   2,379 SH	29,589	  SOLE	NONE    29,589	0       0
ISHRS TRST	RUSL 3000 VALU	464287663     219 SH	 2,459	  SOLE	NONE     2,459	0       0
PRCTR & GMBLE   COM             742718109  10,236 SH   167,114    SOLE  NONE     1,000  0 166,114
SPR SRS TRST	DJ INTL RL ETF	78463X863  34,549 SH   939,329	  SOLE	NONE   921,685	0  17,644
SPR SRS TRST	DJ REIT ETF	78464A607     956 SH	13,119	  SOLE	NONE    13,119	0       0
SPR GLD TRST	GLD SHS		78463V107     581 SH  	 3,379    SOLE	NONE	     0	0   3,379
VGRD IDX FDS	REIT ETF	922908553  56,430 SH   862,446	  SOLE	NONE   833,945	0  28,501
VGRD TX MNGD	MSCI EAFE ETF	921943858     287 SH	 9,103	  SOLE	NONE     7,606	0   1,497
VGRD IDX FDS	STK MKT ETF	922908769  97,376 SH 1,397,071	  SOLE	NONE 1,353,850	0  43,221
